Eaton Vance

Virginia Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,123,710

		$1,123,710

Education — 2.3%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,594,573

		$1,594,573

Escrowed/Prerefunded — 18.7%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,734,306
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	717,453
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	1,820	1,824,932
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	858,360
Portsmouth, Prerefunded to 7/15/19, 4.75%, 7/15/25	500	501,920
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	391,697
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	285	286,254
Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,146,970
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,489,500
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,011,770
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,565,565
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,504,065

		$13,032,792

General Obligations — 14.3%
Alexandria, 5.00%, 7/1/28	$1,000	$1,258,830
Arlington County, 5.00%, 8/15/32	1,000	1,217,060
Culpeper, 5.00%, 8/1/25	1,350	1,623,686
Newport News, 5.00%, 8/1/28	1,000	1,230,560
Norfolk, 5.00%, 9/1/36	2,140	2,484,775
Virginia, 5.00%, 6/1/31	2,000	2,133,640

		$9,948,551

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.3%
Albermarle County Economic Development Authority, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 2.18%, 10/1/48(1)	$1,150	$1,150,000
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,475,100
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,157,930
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	942,787
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	508,383

		$9,234,200

Industrial Development Revenue — 4.4%
King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,015,240
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,005,320
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	62,647

		$3,083,207

Insured – Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,771,890

		$2,771,890

Insured – Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,088,010

		$1,088,010

Insured – Escrowed/Prerefunded — 1.2%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), Escrowed to Maturity, 6.25%, 8/15/20	$795	$819,971

		$819,971

Insured – Transportation — 12.2%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,975,275
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,066,150
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,790,000
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,355	2,472,279
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	177,304

		$8,481,008

Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$611,230

		$611,230

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.3%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49(4)	$2,500	$917,000

		$917,000

Senior Living/Life Care — 6.5%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$155,909
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	851,362
Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	253,267
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	840,660
Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,092,070
Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,335,253

		$4,528,521

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$10	$8,465
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	12,908
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	11,666
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	13,571
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	13,181
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	53,165
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	31,836
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	18,495
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	8,963
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	63,834
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	166,424

		$402,508

Transportation — 8.1%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.00%, 10/1/37	$1,295	$1,529,965
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.00%, 10/1/42	990	1,158,310
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	559,415
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,242,540
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,199,850

		$5,690,080

Water and Sewer — 10.8%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,288,679
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,109,720
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,226,420
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,201,530
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,713,511

		$7,539,860

Total Tax-Exempt Municipal Securities — 101.7% (identified cost $66,665,113)		$70,867,111

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	$92	$87,516
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	3	2,808
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	37	35,474

Total Taxable Municipal Securities — 0.2% (identified cost $109,219)		$125,798

Total Investments — 101.9% (identified cost $66,774,332)		$70,992,909

Other Assets, Less Liabilities — (1.9)%		$(1,349,282)

Net Assets — 100.0%		$69,643,627

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $62,647 or 0.1% of the Fund’s net assets.

(4)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$70,867,111	$—	$70,867,111
Taxable Municipal Securities	—	125,798	—	125,798
Total Investments	$—	$70,992,909	$—	$70,992,909

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.